Segment information - Net sales by geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment information
Net sales	$ 140,199	$ 190,510	$ 91,642
PRC
Segment information
Net sales	25,597	56,745	76,426
United Kingdom
Segment information
Net sales	694	50,345
Australia
Segment information
Net sales	81,241	35,418
United States
Segment information
Net sales	6,622	29,925	14,690
Greece
Segment information
Net sales	8,737	8,720	$ 526
Japan
Segment information
Net sales	12,893	6,626
Italy
Segment information
Net sales	1,740	1,395
Germany
Segment information
Net sales	$ 2,675	$ 1,336